Schedule of Intangible Assets Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr
Summary Of Significant Accounting Policies Schedule Of Intangible Assets Estimated Useful Lives 1 | $	$ 3
Summary Of Significant Accounting Policies Schedule Of Intangible Assets Estimated Useful Lives 2	5
Summary Of Significant Accounting Policies Schedule Of Intangible Assets Estimated Useful Lives 3	5